Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD QUANTITATIVE FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Growth and Income FundSupplement Dated May 26, 2023, to the Prospectus and Summary Prospectus Dated January 31, 2023Important Changes to Vanguard Growth and Income FundThe Board of Trustees of Vanguard Quantitative Funds, on behalf of Vanguard Growth and Income Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team in which The Vanguard Group Inc.’s Quantitative Equity Group will be removed, and Wellington Management Company LLP (Wellington Management) will be added. D. E. Shaw Investment Management, L.L.C. (DESIM) and Los Angeles Capital Management LLC (Los Angeles Capital) will remain as advisors. With the addition of Wellington Management, which will employ a fundamental approach, the Fund’s principal investment strategy will change, as it will no longer use solely quantitative approaches to security selection.Wellington Management will allocate assets in a predominantly sector neutral manner to a team of its Global Industry Analysts (GIAs). The advisor will employ a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. The advisor believes that the experience of covering the same industries over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Each GIA has developed a philosophy and process that is tailored to their sector coverage. Thus, the portfolio will combine a blend of investment disciplines, which the advisor believes diversifies investment style risk and can lead to differentiated insights within each sector.The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors. Wellington Management will manage a portion of the Fund’s assets along with the Fund’s existing advisors, DESIM and Los Angeles Capital. Each advisor will independently select and maintain a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratios from 0.32% to 0.37% for Investor Shares and from 0.22% to 0.27% for Admiral Shares, exclusive of performance-based adjustments. The restructuring will not affect the Fund’s investment objective or policies.All changes to the Fund are expected to become effective in August 2023. The Fund’s registration statement will be updated at that time to reflect these changes.© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 093A 052023Vanguard Quantitative FundsSupplement Dated May 26, 2023, to the Statement of Additional Information Dated January 31, 2023Important Changes to Vanguard Growth and Income FundThe Board of Trustees of Vanguard Quantitative Funds, on behalf of Vanguard Growth and Income Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team in which The Vanguard Group Inc.’s Quantitative Equity Group will be removed, and Wellington Management Company LLP (Wellington Management) will be added. D. E. Shaw Investment Management, L.L.C. (DESIM) and Los Angeles Capital Management LLC (Los Angeles Capital) will remain as advisors. With the addition of Wellington Management, which will employ a fundamental approach, the Fund’s principal investment strategy will change, as it will no longer use solely quantitative approaches to security selection.Wellington Management will allocate assets in a predominantly sector neutral manner to a team of its Global Industry Analysts (GIAs). The advisor will employ a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. The advisor believes that the experience of covering the same industries over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Each GIA has developed a philosophy and process that is tailored to their sector coverage. Thus, the portfolio will combine a blend of investment disciplines, which the advisor believes diversifies investment style risk and can lead to differentiated insights within each sector.The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors. Wellington Management will manage a portion of the Fund’s assets along with the Fund’s existing advisors, DESIM and Los Angeles Capital. Each advisor will independently select and maintain a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratios from 0.32% to 0.37% for Investor Shares and from 0.22% to 0.27% for Admiral Shares, exclusive of performance-based adjustments. The restructuring will not affect the Fund’s investment objective or policies.All changes to the Fund are expected to become effective in August 2023. The Fund’s registration statement will be updated at that time to reflect these changes.
Vanguard Growth and Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Growth and Income FundSupplement Dated May 26, 2023, to the Prospectus and Summary Prospectus Dated January 31, 2023Important Changes to Vanguard Growth and Income FundThe Board of Trustees of Vanguard Quantitative Funds, on behalf of Vanguard Growth and Income Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team in which The Vanguard Group Inc.’s Quantitative Equity Group will be removed, and Wellington Management Company LLP (Wellington Management) will be added. D. E. Shaw Investment Management, L.L.C. (DESIM) and Los Angeles Capital Management LLC (Los Angeles Capital) will remain as advisors. With the addition of Wellington Management, which will employ a fundamental approach, the Fund’s principal investment strategy will change, as it will no longer use solely quantitative approaches to security selection.Wellington Management will allocate assets in a predominantly sector neutral manner to a team of its Global Industry Analysts (GIAs). The advisor will employ a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. The advisor believes that the experience of covering the same industries over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Each GIA has developed a philosophy and process that is tailored to their sector coverage. Thus, the portfolio will combine a blend of investment disciplines, which the advisor believes diversifies investment style risk and can lead to differentiated insights within each sector.The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors. Wellington Management will manage a portion of the Fund’s assets along with the Fund’s existing advisors, DESIM and Los Angeles Capital. Each advisor will independently select and maintain a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratios from 0.32% to 0.37% for Investor Shares and from 0.22% to 0.27% for Admiral Shares, exclusive of performance-based adjustments. The restructuring will not affect the Fund’s investment objective or policies.All changes to the Fund are expected to become effective in August 2023. The Fund’s registration statement will be updated at that time to reflect these changes.© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 093A 052023Vanguard Quantitative FundsSupplement Dated May 26, 2023, to the Statement of Additional Information Dated January 31, 2023Important Changes to Vanguard Growth and Income FundThe Board of Trustees of Vanguard Quantitative Funds, on behalf of Vanguard Growth and Income Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team in which The Vanguard Group Inc.’s Quantitative Equity Group will be removed, and Wellington Management Company LLP (Wellington Management) will be added. D. E. Shaw Investment Management, L.L.C. (DESIM) and Los Angeles Capital Management LLC (Los Angeles Capital) will remain as advisors. With the addition of Wellington Management, which will employ a fundamental approach, the Fund’s principal investment strategy will change, as it will no longer use solely quantitative approaches to security selection.Wellington Management will allocate assets in a predominantly sector neutral manner to a team of its Global Industry Analysts (GIAs). The advisor will employ a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. The advisor believes that the experience of covering the same industries over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Each GIA has developed a philosophy and process that is tailored to their sector coverage. Thus, the portfolio will combine a blend of investment disciplines, which the advisor believes diversifies investment style risk and can lead to differentiated insights within each sector.The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire new advisors. Wellington Management will manage a portion of the Fund’s assets along with the Fund’s existing advisors, DESIM and Los Angeles Capital. Each advisor will independently select and maintain a portfolio of stocks for the Fund. The Fund’s Board of Trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratios from 0.32% to 0.37% for Investor Shares and from 0.22% to 0.27% for Admiral Shares, exclusive of performance-based adjustments. The restructuring will not affect the Fund’s investment objective or policies.All changes to the Fund are expected to become effective in August 2023. The Fund’s registration statement will be updated at that time to reflect these changes.